Expense Example - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Dividend ETF for Rising Rates - Fidelity Dividend ETF for Rising Rates	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 15
3 years	48
5 years	85
10 years	$ 192